UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUND, INC. - USAA INCOME FUND - 1ST QUARTER REPORT -
PERIOD ENDED OCTOBER 31, 2004

[LOGO OF USAA]
    USAA(R)

                     USAA INCOME Fund

                               [GRAPHIC OF USAA INCOME FUND]

              1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
          OCTOBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                            COUPON                            VALUE
    (000)     SECURITY                                                 RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (40.3%)

              AEROSPACE & DEFENSE (0.5%)
  $ 9,000     Boeing Capital Corp., MTN, Senior Notes                  5.40%      11/30/2009      $    9,624
                                                                                                  ----------
              AIR FREIGHT & LOGISTICS (0.3%)
    5,000     Caliber Systems, Inc., Notes                             7.80        8/01/2006           5,402
                                                                                                  ----------
              AUTOMOBILE MANUFACTURERS (1.6%)
   15,000     DaimlerChrysler NA Holding, Global Debentures(o)         8.00        6/15/2010          17,527
   10,000     Toyota Motor Credit Corp., MTN                           4.85        2/27/2015           9,981
                                                                                                  ----------
                                                                                                      27,508
                                                                                                  ----------
              BREWERS (0.3%)
    5,000     Miller Brewing Co., Guaranteed Notes(a)                  4.25        8/15/2008           5,106
                                                                                                  ----------
              BROADCASTING & CABLE TV (1.2%)
   10,000     Comcast Cable Communications, Inc., Senior Notes(i)      6.88        6/15/2009          11,198
    5,000     Continental Cablevision, Inc., Debentures                9.50        8/01/2013           5,478
    5,000     Univision Communications, Inc., Senior Notes             3.50       10/15/2007           4,984
                                                                                                  ----------
                                                                                                      21,660
                                                                                                  ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
   10,000     Caterpillar Financial Services                           1.75(c)    11/14/2005          10,010
    5,000     John Deere Capital Corp., MTN, Senior Notes              2.03(c)     5/20/2005           5,008
   10,000     John Deere Capital Corp., Global Debentures              5.10        1/15/2013          10,377
                                                                                                  ----------
                                                                                                      25,395
                                                                                                  ----------
              CONSUMER FINANCE (5.1%)
   10,000     American Express Credit Corp., Notes                     2.03(c)     9/19/2006          10,021
   10,000     American Honda Finance Corp., MTN(a)                     1.77(c)     5/11/2007          10,006
    2,000     Ford Motor Credit Corp., Global Notes                    7.60        8/01/2005           2,069
   10,000     General Motors Acceptance Corp., MTN(i)                  3.33(c)    10/20/2005          10,044
   25,200     Household Finance Corp., Notes(i,o)                      6.38       10/15/2011          28,146
   10,000     MBNA American Bank, MTN                                  6.75        3/15/2008          10,953
    7,000     SLM Corp., MTN, CPI Floating Rate Note                   4.37(c)     6/01/2009           7,134
   10,000     SLM Corp., Notes(i)                                      5.38        1/15/2013          10,397
                                                                                                  ----------
                                                                                                      88,770
                                                                                                  ----------
              DIVERSIFIED BANKS (1.2%)
   10,000     First Union Corp., Subordinated Notes                    7.50        7/15/2006          10,801
   10,000     Wells Fargo & Co., Global Notes                          1.90(c)     3/03/2006          10,016
                                                                                                  ----------
                                                                                                      20,817
                                                                                                  ----------
              DIVERSIFIED COMMERCIAL SERVICES (0.5%)
    7,958     ServiceMaster Co., Notes                                 8.45        4/15/2005           8,087
                                                                                                  ----------
              ELECTRIC UTILITIES (6.0%)
    5,400     Entergy Arkansas, Inc., First Mortgage Bond              5.90        6/01/2033           5,246
    2,375     FPL Energy American Wind, Senior Secured Bond(a)         6.64        6/20/2023           2,531
    5,000     Gulf Power Company, Senior Notes, Series K               4.90       10/01/2014           5,057
   10,000     Northern States Power Co., First Mortgage Bond,
                Series B                                               8.00        8/28/2012          12,357
   10,000     Oncor Electric Delivery Co., Senior Secured Notes        6.38        5/01/2012          11,112
   10,000     Pinnacle West Capital Corp., Senior Notes                2.49(c)    11/01/2005          10,015
    5,000     Power Contract Financing, Senior Notes(a)                6.26        2/01/2010           5,238
    5,000     PPL Capital Funding, Inc., Guaranteed Notes,
                Series A                                               4.33        3/01/2009           4,969
    5,000     Public Service Electric & Gas Co., First Mortgage
                 Bond, Series A                                        2.06(c)     6/23/2006           4,999
    5,000     Sempra Energy ESOP, Series 1999 (NBGA)(a)                4.21       11/01/2014(d)        5,092

2

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                            COUPON                            VALUE
    (000)     SECURITY                                                 RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------------
  $12,060     TECO Energy, Inc., Senior Notes                         10.50%      12/01/2007      $   14,201
   10,000     Tristate General & Transport Assoc., Bonds(a)            6.04        1/31/2018          10,563
   10,000     West Penn Power Co., Notes                               6.63        4/15/2012          10,525
    4,000     Wisconsin Public Service Corp., Senior Secured Notes     4.88       12/01/2012           4,127
                                                                                                  ----------
                                                                                                     106,032
                                                                                                  ----------
              ENVIRONMENTAL SERVICES (1.6%)
   15,500     WMX Technologies, Inc., Notes                            7.00       10/15/2006          16,641
   10,000     WMX Technologies, Inc., Senior Notes                     7.38        8/01/2010          11,600
                                                                                                  ----------
                                                                                                      28,241
                                                                                                  ----------
              GAS UTILITIES (0.8%)
    5,000     Entergy-Koch, LP, Senior Notes(a)                        3.65        8/20/2006           5,083
   10,000     Texas Gas Transmission Corp., LLC, Notes                 4.60        6/01/2015           9,750
                                                                                                  ----------
                                                                                                      14,833
                                                                                                  ----------
              HEALTH CARE FACILITIES (0.3%)
    5,000     HCA, Inc., Notes(i)                                      5.25       11/06/2008           5,042
                                                                                                  ----------
              HOUSEHOLD PRODUCTS (1.5%)
   17,000     Clorox Co., Notes(i)                                     6.13        2/01/2011          18,828
    8,000     SC Johnson & Son, Inc., Senior Notes(a)                  5.00       12/15/2012           8,130
                                                                                                  ----------
                                                                                                      26,958
                                                                                                  ----------
              INTEGRATED OIL & GAS (1.5%)
      852     Exxon Mobil Corp., Pass-Through Trust Certificates,
                 Series 1995, Class B-6                                6.15        7/02/2008             899
   21,000     Phillips Petroleum Co., Notes(o)                         8.75        5/25/2010          26,055
                                                                                                  ----------
                                                                                                      26,954
                                                                                                  ----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
    5,000     Citizens Communications Co., Notes                       8.50        5/15/2006           5,400
      500     Pacific Bell, Debentures                                 5.88        2/15/2006             520
    5,000     Sprint Capital Corp., Guaranteed Global Notes            6.00        1/15/2007           5,290
   11,000     Verizon Pennsylvania, Inc., Debentures, Series A         5.65       11/15/2011          11,718
                                                                                                  ----------
                                                                                                      22,928
                                                                                                  ----------
              INVESTMENT BANKING & BROKERAGE (0.9%)
   10,000     Morgan Stanley, MTN, Senior Notes                        2.15(c)    12/13/2004          10,001
    5,000     Morgan Stanley, Subordinated Notes                       4.75        4/01/2014           4,907
                                                                                                  ----------
                                                                                                      14,908
                                                                                                  ----------
              LIFE & HEALTH INSURANCE (1.1%)
   10,000     ING Security Life Insurance, Notes (NBGA)(a)             2.29(c)     1/27/2005          10,003
   10,000     John Hancock Global Funding II, MTN, Secured Notes       2.00(c)     3/06/2006          10,023
                                                                                                  ----------
                                                                                                      20,026
                                                                                                  ----------
              MANAGED HEALTH CARE (0.3%)
    5,000     Highmark Inc., Senior Notes(a)                           6.80        8/15/2013           5,447
                                                                                                  ----------
              MOVIES & ENTERTAINMENT (0.6%)
   10,000     AOL Time Warner, Inc., Notes                             5.63        5/01/2005          10,152
                                                                                                  ----------
              MULTI-UTILITIES & UNREGULATED POWER (0.7%)
    8,000     Duke Capital Corp. LLC, Senior Notes                     5.50        3/01/2014           8,246
    4,500     South Carolina Electric & Gas Co.,
                 First Mortgage Bond                                   5.30        5/15/2033           4,377
                                                                                                  ----------
                                                                                                      12,623
                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                            COUPON                            VALUE
    (000)     SECURITY                                                 RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (0.8%)
  $ 4,000     Enterprise Products Operating, Senior Notes(a)           5.60%      10/15/2014      $    4,084
   10,000     Halliburton Co., Senior Notes                            3.57(c)    10/17/2005          10,084
                                                                                                  ----------
                                                                                                      14,168
                                                                                                  ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000     Kerr-McGee Corp., Notes                                  5.88        9/15/2006           5,239
                                                                                                  ----------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.5%)
    8,000     Magellan Midstream Partners LP, Notes(i)                 6.45        6/01/2014           8,756
                                                                                                  ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
    8,000     Associates Corp. of North America,
                 Global Senior Notes                                   6.25       11/01/2008           8,790
   10,000     Bank One Corp., Subordinated Notes                       7.88        8/01/2010          11,852
      500     Citicorp, Subordinated Notes                             6.38        1/15/2006             521
   10,000     Citigroup, Inc., Global Notes                            4.25        7/29/2009          10,233
                                                                                                  ----------
                                                                                                      31,396
                                                                                                  ----------
              PACKAGED FOODS & MEAT (1.6%)
   10,000     General Mills, Inc., Notes                               2.63       10/24/2006           9,906
   15,000     Kellogg Co., Notes, Series B                             6.60        4/01/2011          17,022
      500     Sara Lee Corp., MTN, Series C                            6.30       11/07/2005             516
                                                                                                  ----------
                                                                                                      27,444
                                                                                                  ----------
              PAPER PRODUCTS (0.6%)
   10,000     MeadWestVaco Corp., Notes                                2.37(c)    12/01/2005          10,012
                                                                                                  ----------
              PHARMACEUTICALS (0.4%)
    6,500     Johnson & Johnson, Inc., Debentures                      4.95        5/15/2033           6,236
                                                                                                  ----------
              PROPERTY & CASUALTY INSURANCE (0.9%)
   10,000     Chubb Corp., Senior Notes                                5.20        4/01/2013          10,203
    5,000     Ohio Casualty Corp., Notes                               7.30        6/15/2014           5,317
                                                                                                  ----------
                                                                                                      15,520
                                                                                                  ----------
              RAILROADS (0.4%)
    2,058     CSX Transportation Inc., Note                            9.75        6/15/2020           2,867
    2,842     Norfolk Southern Railway Company, Debentures             9.75        6/15/2020           3,996
                                                                                                  ----------
                                                                                                       6,863
                                                                                                  ----------
              REAL ESTATE INVESTMENT TRUSTS (2.1%)
    9,000     Chelsea Property Group, Notes                            6.00        1/15/2013           9,585
    5,000     iStar Financial Inc., Senior Notes, Series A             5.70        3/01/2014           5,132
   15,000     Pan Pacific Retail Properties, Inc., Notes               7.95        4/15/2011          17,450
    5,000     TriNet Corporate Realty Trust, Inc., Notes               7.95        5/15/2006           5,348
                                                                                                  ----------
                                                                                                      37,515
                                                                                                  ----------
              REGIONAL BANKS (0.5%)
    8,000     Hudson United Bank, Subordinated Notes                   7.00        5/15/2012           9,012
                                                                                                  ----------
              SPECIALTY CHEMICALS (0.5%)
    8,000     Lubrizol Corp., Senior Notes                             5.50       10/01/2014           8,082
                                                                                                  ----------
              THRIFTS & MORTGAGE FINANCE (1.2%)
   17,000     Washington Mutual, Inc., Subordinated Notes              8.25        4/01/2010          20,209
                                                                                                  ----------
              Total corporate obligations (cost: $660,643)                                           706,965
                                                                                                  ----------

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                            COUPON                            VALUE
    (000)     SECURITY                                                 RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              EURODOLLAR AND YANKEE OBLIGATIONS (9.4%)

              BUILDING PRODUCTS (0.6%)
  $10,000     CRH America, Inc., Notes (Ireland)                       5.30%      10/15/2013      $   10,349
                                                                                                  ----------
              DIVERSIFIED BANKS (3.3%)
   10,000     ABN AMRO Bank N.V., Senior Notes (Netherlands)(i)        1.73(c)     5/11/2007          10,024
    5,000     Bayerische Landesbank, MTN (Germany)                     2.60       10/16/2006           4,971
    5,000     Canadian Imperial Bank Corp., Pass-Through
                 Certificates, Series 2002, Class A-1 (Canada)(a)      7.26        4/10/2032           5,697
   20,000     Landesbank Baden-Wuerttemberg, MTN, Subordinated
                 Notes (Germany)                                       6.35        4/01/2012          22,659
   15,000     Nordea Bank AB, Subordinated Notes (Sweden)(a)           5.25       11/30/2012          15,667
                                                                                                  ----------
                                                                                                      59,018
                                                                                                  ----------
              DIVERSIFIED METALS & MINING (0.2%)
    5,000     Glencore Funding LLC, Notes (Switzerland)(a)             6.00        4/15/2014           4,755
                                                                                                  ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
   10,000     Agrium, Inc., Debentures (Canada)                        8.25        2/15/2011          11,924
                                                                                                  ----------
              FOREIGN GOVERNMENT (3.7%)
      500     Hydro-Quebec, MTN, Guaranteed Yankee Notes,
                 Series B (Canada)                                     6.98        2/28/2005             507
   10,000     Province of Quebec, Debentures (Canada)                  6.50        1/17/2006          10,437
   15,000     Province of Quebec, Global Debentures (Canada)           7.00        1/30/2007          16,306
   25,000     Region of Lombardy, Global Notes (Italy)                 5.80       10/25/2032          26,713
   10,000     Republic of Poland, Global Unsubordinated
                 Notes (Poland)                                        5.25        1/15/2014          10,412
                                                                                                  ----------
                                                                                                      64,375
                                                                                                  ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000     Nexen, Inc., Notes (Canada)                              5.05       11/20/2013           5,027
                                                                                                  ----------
              REAL ESTATE INVESTMENT TRUSTS (0.6%)
   10,000     Westfield Capital Corp., Senior Notes
                 (Australia)(a,n)                                      5.13       11/15/2014          10,040
                                                                                                  ----------
              Total eurodollar and yankee obligations
                 (cost: $156,410)                                                                    165,488
                                                                                                  ----------
              ASSET-BACKED SECURITIES (7.7%)

              AIRLINES (1.6%)
    6,978     America West Airlines, Inc., Pass-Through
                 Certificates, Series 1996-1, Class A, EETC            6.85        7/02/2009           7,022
    3,000     American Airlines, Pass-Through Certificates,
                 Series 2001-2, Class A-2, EETC(i)                     7.86       10/01/2011           3,039
    7,000     Delta Air Lines, Inc., Pass-Through Certificates,
                 Series 2001-1, Class A-2, EETC(i)                     7.11        9/18/2011           6,578
    7,781     Northwest Airlines, Inc., Pass-Through Certificates,
                 Series 2002-1, Class G-2, EETC (INS)                  6.26       11/20/2021           8,073
    4,000     Southwest Airlines Co., Pass-Through Certificates,
                 Series 2001-1, Class A-2, EETC                        5.50       11/01/2006           4,169
                                                                                                  ----------
                                                                                                      28,881
                                                                                                  ----------
              ASSET-BACKED FINANCING (6.1%)
    7,200     Bank One Issuance Trust, Notes, Series 2003-A2,
                 Class A2                                              1.92(c)    10/15/2008           7,209
   17,000     Chase Credit Card Owner Trust, Series 2002-5,
                 Class A                                               1.97(c)    10/15/2009          17,045
   20,000     Citibank Credit Card Issuance Trust, Notes,
                 Series 2003-A4, Class A-4                             1.98(c)     3/20/2009          20,035
              Honda Auto Receivables Owner Trust,
    5,000        Notes, Series 2003-3, Class A3                        2.14        4/23/2007           4,985
    5,000        Notes, Series 2004-2, Class A2                        2.52        2/15/2007           5,005
   10,000     MBNA Credit Card Master Note Trust, Series 2003-A2,
                 Class A-2                                             1.92(c)     8/15/2008          10,012
   10,000     Morgan Stanley Auto Loan Trust, Series 2004-HB1,
                 Class A-2                                             1.92       10/15/2006           9,977

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                            COUPON                            VALUE
    (000)     SECURITY                                                 RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------------
  $ 3,125     Oncor Electric Delivery Transition Bond Co., Bonds,
                 Series 2003-1, Class A1                               2.26%       2/15/2009      $    3,112
   10,000     Rental Car Finance Corp., Series 2004-1A,
                 Class A (INS)(a)                                      2.13(c)     6/25/2009          10,019
   10,000     SLM Student Loan Trust, Series 2004-8, Class A2          2.12(c)     7/25/2013          10,004
    8,657     Toyota Auto Receivables Owner Trust, Bonds,
                 Series 2003-A, Class A-3A                             1.89(c)     3/15/2007           8,663
                                                                                                  ----------
                                                                                                     106,066
                                                                                                  ----------
              Total asset-backed securities (cost: $134,693)                                         134,947
                                                                                                  ----------
              U.S. GOVERNMENT AGENCY ISSUES (14.8%)(e)

              DEBENTURES (0.6%)
   10,000     Fannie Mae, CPI Floating Rate Note(+)                    4.13(c)     2/17/2009          10,192
                                                                                                  ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (13.0%)
              Fannie Mae,(+)
   42,248        Pool 254766                                           5.00        6/01/2033          42,238
    6,204        Pool 190312                                           6.50        4/01/2031           6,538
       98        Pool 594787                                           6.50        7/01/2031             103
    9,959        Pool 254239                                           6.50        3/01/2032          10,493
      260        Pool 050653                                           7.00       10/01/2022             278
      200        Pool 050724                                           7.00        3/01/2023             214
      782        Pool 197673                                           7.00        4/01/2023             836
              Government National Mortgage Assn. I,
   22,448        Pool 604568                                           5.00        8/15/2033          22,585
    2,581        Pool 465553                                           6.00        8/15/2028           2,697
    2,088        Pool 457821                                           6.00        9/15/2028           2,181
    3,237        Pool 486544                                           6.00        9/15/2028           3,381
   21,667        Pool 780860                                           6.00        9/15/2028          22,637
    6,087        Pool 486629                                           6.00       10/15/2028           6,358
    2,872        Pool 464490                                           6.00        1/15/2029           2,998
      451        Pool 486877                                           6.00        1/15/2029             470
    2,143        Pool 495891                                           6.00        1/15/2029           2,237
    4,145        Pool 603869                                           6.00        1/15/2033           4,317
      177        Pool 346619                                           6.50        6/15/2023             188
    1,039        Pool 344923                                           6.50        7/15/2023           1,107
      240        Pool 352137                                           6.50        7/15/2023             256
      666        Pool 370820                                           6.50        9/15/2023             709
      838        Pool 347695                                           6.50       10/15/2023             893
    1,621        Pool 354665                                           6.50       10/15/2023           1,727
      230        Pool 365963                                           6.50       10/15/2023             245
    3,199        Pool 345138                                           6.50       12/15/2023           3,409
    1,298        Pool 337538                                           6.50       12/15/2023           1,383
      562        Pool 366685                                           6.50        1/15/2024             599
      892        Pool 374670                                           6.50        2/15/2024             950
      634        Pool 422656                                           6.50        4/15/2026             674
    3,811        Pool 780793                                           6.50        5/15/2028           4,045
   11,064        Pool 564926                                           6.50       10/15/2031          11,723
      321        Pool 352190                                           7.00        5/15/2023             345
      315        Pool 354578                                           7.00        5/15/2023             339
      405        Pool 354907                                           7.00        5/15/2023             435
      407        Pool 320067                                           7.00        5/15/2023             437
      655        Pool 357171                                           7.00        6/15/2023             704
      818        Pool 357179                                           7.00        6/15/2023             878
      215        Pool 359752                                           7.00        6/15/2023             231
    1,892        Pool 348925                                           7.00        8/15/2023           2,031

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                            COUPON                            VALUE
    (000)     SECURITY                                                 RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------------
  $   375        Pool 352111                                           7.00%       8/15/2023      $      403
    1,514        Pool 364585                                           7.00        8/15/2023           1,626
      262        Pool 337344                                           7.00        8/15/2023             281
      461        Pool 358732                                           7.00        9/15/2023             495
      352        Pool 417226                                           7.00        1/15/2026             377
      217        Pool 417291                                           7.00        3/15/2026             232
      102        Pool 417333                                           7.00        3/15/2026             109
    2,643        Pool 780651                                           7.00       10/15/2027           2,829
    2,396        Pool 493950                                           7.00        6/15/2029           2,561
    1,031        Pool 504209                                           7.00        6/15/2029           1,101
    1,670        Pool 473009                                           7.00        7/15/2029           1,784
    1,927        Pool 564758                                           7.00        8/15/2031           2,058
    1,895        Pool 563613                                           7.00        7/15/2032           2,023
    1,973        Pool 352143                                           7.50        7/15/2023           2,140
    2,885        Pool 345637                                           7.50        6/15/2026           3,117
      718        Pool 422926                                           7.50        6/15/2026             775
    2,379        Pool 345761                                           7.50        7/15/2026           2,570
    1,114        Pool 447582                                           7.50        5/15/2027           1,203
    1,872        Pool 780716                                           7.50        2/15/2028           2,022
    1,760        Pool 780990                                           7.50       12/15/2028           1,899
    1,300        Pool 510300                                           7.50        8/15/2029           1,401
              Government National Mortgage Assn. II,
    9,742        Pool 003375                                           5.50        4/20/2033           9,972
   10,862        Pool 003273                                           6.00        8/20/2032          11,311
    7,392        Pool 003285                                           6.00        9/20/2032           7,697
    3,622        Pool 781494                                           6.50        8/20/2031           3,827
                                                                                                  ----------
                                                                                                     227,682
                                                                                                  ----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.2%)
    3,867     Perforadora Centrale S.A. de C.V. "A", Guaranteed
                 Bond, Series A, Title XI                              5.24       12/15/2018           4,083
    6,000     Rowan Companies, Inc., Guaranteed Bond, Title XI         2.80       10/20/2013           5,800
   10,000     Totem Ocean Trailer Express, Inc., Series 2002-1,
                 Title XI                                              6.37       10/30/2027          10,893
                                                                                                  ----------
                                                                                                      20,776
                                                                                                  ----------
              Total U.S. government agency issues
                 (cost: $249,659)                                                                    258,650
                                                                                                  ----------
              U.S. TREASURY SECURITIES (7.6%)

              BOND AND NOTES (3.8%)
   30,000     4.00%, 2/15/2014 (i)                                                                    30,010
   35,771     5.25%, 11/15/2028(i)                                                                    37,719
                                                                                                  ----------
                                                                                                      67,729
                                                                                                  ----------
              INFLATION-INDEXED NOTES (3.8%)(f)
   32,016     3.38%, 1/15/2012                                                                        36,684
   25,934     3.88%, 1/15/2009 (i)                                                                    29,432
                                                                                                  ----------
                                                                                                      66,116
                                                                                                  ----------
              Total U.S. Treasury securities (cost: $121,970)                                        133,845
                                                                                                  ----------
              OTHER MORTGAGE SECURITIES (1.4%)

              COMMERICAL MORTGAGE-BACKED SECURITIES (0.9%)
    4,000     Chase Commercial Mortgage Securities Corp.,
                 First Mortgage Pass-Through Certificates,
                 Series 1998-1, Class D                                6.56        5/18/2030           4,381
    3,496     LB Commercial Conduit Mortgage Trust,
                 Series 1995-C2, Class C                               7.78        9/25/2025           3,514

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                            COUPON                            VALUE
    (000)     SECURITY                                                 RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------------
  $ 7,000     Merrill Lynch Mortgage Trust, Commercial Mortgage
                 Pass-Through Certificates, Series 2002-MW1,
                 Class A-4                                             5.62%       7/12/2034      $    7,545
                                                                                                  ----------
                                                                                                      15,440
                                                                                                  ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                 SECURITIES (0.5%)(l)
   75,055     Bear Stearns Commercial Mortgage Securities, Inc.,
                 Series 2004-ESA, Class X1 (acquired 6/17/2004;
                 cost: $3,000)(a,m)                                    1.14        5/14/2016           2,838
   50,569     Greenwich Capital Commercial Funding Corp.,
                 Series 2002-C1, Class XP (acquired 8/13/2003;
                 cost: $5,189)(a,m)                                    2.06        1/11/2035           4,208
   44,462     Wachovia Bank Commercial Mortgage Trust,
                 Series 2003-C4 (acquired 8/6/2003;
                 cost: $2,248)(a,m)                                    1.20        4/15/2035           1,890
                                                                                                  ----------
                                                                                                       8,936
                                                                                                  ----------
              Total other mortgage securities (cost: $23,376)                                         24,376
                                                                                                  ----------
              MUNICIPAL BONDS (2.8%)

              ELECTRIC UTILITIES (0.3%)
    5,000     Brazos River Auth., TX, PCRB, Series 1995A (TXU)         5.40        4/01/2030(d)        5,155
                                                                                                  ----------
              ELECTRIC/GAS UTILITY (0.2%)
    2,795     North Carolina Eastern Municipal Power Agency RB,
                 Series G                                              5.55        1/01/2013           2,819
                                                                                                  ----------
              GENERAL OBLIGATION (0.7%)
   10,000     Illinois State Taxable Pension GO                        5.10        6/01/2033           9,648
    2,200     Marin County, CA, Taxable Pension GO (INS)               4.89        8/01/2016           2,217
                                                                                                  ----------
                                                                                                      11,865
                                                                                                  ----------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.5%)
    9,000     Harris County, TX, IDRB, Series 2002                     5.68        3/01/2023(d)        9,233
                                                                                                  ----------
              TOLL ROADS (1.1%)
   20,000     New Jersey Turnpike Auth. RB, Series 2003B,
                 Series B (INS)                                        4.25        1/01/2016          19,523
                                                                                                  ----------
              Total municipal bonds (cost: $48,392)                                                   48,595
                                                                                                  ----------
   NUMBER
OF SHARES
---------
              EQUITY SECURITIES (9.3%)

              COMMON STOCKS (0.6%)
              --------------------
              ELECTRIC UTILITIES (0.5%)
  100,000     DTE Energy Co.                                                                           4,271
  140,000     Southern Co.                                                                             4,423
                                                                                                  ----------
                                                                                                       8,694
                                                                                                  ----------
              PHARMACEUTICALS (0.1%)
   55,000     Merck & Co., Inc.                                                                        1,722
                                                                                                  ----------
                                                                                                      10,416
                                                                                                  ----------
              PREFERRED STOCKS (8.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
   50,000     Dairy Farmers of America, Inc., 7.875% cumulative
                 redeemable(a)                                                                         5,183
                                                                                                  ----------
              PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000     Ace Ltd., depositary shares "C", 7.8%, cumulative
                 redeemable (Cayman Islands)                                                           5,375
                                                                                                  ----------

8

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

                                                                                                      MARKET
   NUMBER                                                            COUPON                            VALUE
OF SHARES     SECURITY                                                 RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (8.0%)
  200,000     BRE Properties, Inc. "C", 6.75%, cumulative
                 redeemable                                                                       $    4,996
  200,000     Developers Diversified Realty Corp. "I", 7.50%,
                 cumulative redeemable                                                                 5,100
  439,000     Equity Office Properties Trust, depositary
                 shares "G", 7.75%, cumulative redeemable                                             11,809
   40,000     Equity Residential Properties Trust, depositary
                 shares "B", 9.125%, cumulative redeemable                                             1,063
  575,000     Equity Residential Properties Trust, depositary
                 shares "C", 9.125%, cumulative redeemable                                            15,789
  142,500     Equity Residential Properties Trust, depositary
                 shares "K", 8.29%, cumulative redeemable                                              7,873
  400,000     Gables Residential Trust "D", 7.50%, cumulative
                 redeemable                                                                           10,560
  415,000     Kimco Realty Corp., depositary shares "F", 6.65%,
                 cumulative redeemable                                                                10,914
  200,000     New Plan Excel Realty Trust, Inc., depositary
                 shares "E", 7.625%, cumulative redeemable                                             5,332
  250,000     Post Properties, Inc., "A", 8.50%, cumulative
                 redeemable                                                                           14,750
  338,500     Prologis Trust, Inc., "C", 8.54%, cumulative
                 redeemable                                                                           20,543
  400,000     Public Storage, Inc., "Z", 6.25%, cumulative
                 redeemable                                                                            9,764
  400,000     Realty Income Corp., "D", 7.375%, cumulative
                 redeemable                                                                           10,688
  200,000     Regency Centers Corp., "D", 7.25%, cumulative
                 redeemable                                                                            5,140
  201,500     Weingarten Realty Investors, depositary
                 shares "D", 6.75%, cumulative redeemable                                              5,461
                                                                                                  ----------
                                                                                                     139,782
                                                                                                  ----------
                                                                                                     150,340
                                                                                                  ----------
              CONVERTIBLE BOND (0.1%)
              -----------------------
              ELECTRIC UTILITIES
  100,000     Great Plains Energy, Inc., 8.00%, 2/16/2007                                              2,500
                                                                                                  ----------
              Total equity securities (cost: $150,581)                                               163,256
                                                                                                  ----------
PRINCIPAL
   AMOUNT
    (000)
---------
              MONEY MARKET INSTRUMENTS (6.4%)

              VARIABLE-RATE DEMAND NOTES (2.7%)(g)
              ------------------------------------
              ELECTRIC UTILITIES (0.7%)
  $11,600     Sempra Energy ESOP, Bonds, Series 1999 (NBGA)(a)          2.45%      11/01/2014          11,600
                                                                                                   ----------
              HEALTH CARE FACILITIES (0.6%)
    8,180     California Statewide Communities Development
                 Auth. RB, Taxable Elder Alliance, Series 2002-B
                 (LOC - Allied Irish Banks PLC)                         2.03       11/15/2042           8,180
    3,295     McClellan, OH, LLC, Bonds, Series 2000
                 (LOC - Sky Bank)                                       3.21        9/01/2020           3,295
                                                                                                   ----------
                                                                                                       11,475
                                                                                                   ----------
              INDUSTRIAL MACHINERY (0.1%)
    1,230     Perrysburg Machine & Tool Industries, Inc.,
                 Taxable Demand Notes,
                 Series 2001 (LOC-Sky Bank)                             3.21        1/04/2016           1,230
                                                                                                   ----------
              PAPER PACKAGING (0.1%)
    1,150     Oracle Packaging, Inc., Taxable Demand Notes,
                 Series 2000 (LOC - Sky Bank)                           3.21       12/01/2020           1,150
                                                                                                   ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
    5,590     Blood Family Realty Ltd., Notes, Series 2000
                 (LOC - Sky Bank)                                       2.96       12/01/2025           5,590
    2,295     CAH Holdings, Inc., Notes, Series 2003
                 (LOC - First Commercial Bank)                          2.19        8/01/2028           2,295
    4,100     Lincoln Hills Development Corp., Notes, Series 2004
                 (LOC - Union Planters Bank, N.A.)                      2.04        4/01/2019           4,100
    2,320     Longbow Associates Ltd., Notes, Series 2001
                 (LOC - Sky Bank)                                       3.21        6/01/2021           2,320
    1,015     Southtown Mobile Home Park, Taxable Option Notes,
                 Series 2000 (LOC - Sky Bank)                           3.21        7/01/2020           1,015

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                            COUPON                            VALUE
    (000)     SECURITY                                                 RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------------
  $ 1,250     Vista Funding Corp., Notes, Series 1998C
                 (LOC - Sky Bank)                                      3.21%      12/01/2008      $    1,250
    1,995     Vista Funding Corp., Notes, Series 1999A
                 (LOC - Sky Bank)                                      3.21        3/01/2019           1,995
    2,895     Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)        2.96        1/01/2020           2,895
                                                                                                  ----------
                                                                                                      21,460
                                                                                                  ----------
                                                                                                      46,915
                                                                                                  ----------
              COMMERCIAL PAPER (3.7%)
              -----------------------
              ASSET-BACKED FINANCING (0.6%)
   10,521     Lockhart Funding LLC(a,b)                                1.80       11/02/2004          10,521
                                                                                                  ----------
              CONSUMER FINANCE (0.7%)
   12,899     Ford Motor Credit Corp.                                  1.90       11/10/2004          12,893
                                                                                                  ----------
              DIVERSIFIED BANKS (0.9%)
   15,510     Gotham Funding Corp.(a,b)                                1.81       11/02/2004          15,509
                                                                                                  ----------
              ELECTRIC UTILITIES (0.3%)
     5,000    Cinergy Corp.(a,b)                                       1.88       11/05/2004           4,999
                                                                                                  ----------

              GAS UTILITIES (0.6%)
   10,299     Kinder Morgan Energy Partners(a,b)                       1.93       11/15/2004          10,291

                                                                                                  ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   10,041     Wheels, Inc.(a,b)                                        1.89       11/01/2004          10,041
                                                                                                  ----------
                                                                                                      64,254
                                                                                                  ----------
              Total money market instruments (cost: $111,169)                                        111,169
                                                                                                  ----------
   NUMBER
OF SHARES
---------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (7.8%)(h)

              MONEY MARKET FUNDS (0.1%)(k)
              ----------------------------
  904,503     AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 1.73%                                                                        904
  412,537     Merrill Lynch Premier Institutional Fund, 1.70%                                            413
                                                                                                  ----------
                                                                                                       1,317
                                                                                                  ----------
PRINCIPAL
   AMOUNT
    (000)
---------
              REPURCHASE AGREEMENTS (2.6%)(j)
              -------------------------------
  $17,000     CS First Boston LLC, 1.84%, acquired on 10/29/2004
                 and due 11/01/2004 at $17,000 (collateralized by
                 $102,175 of Freddie Mac Notes(e,+), 6.36%(p),
                 due 6/17/2033; market value $17,340)                                                 17,000
    4,000     Deutsche Bank Securities, Inc., 1.84%, acquired on
                 10/29/2004 and due 11/01/2004 at $4,000
                 (collateralized by $3,114 of Fannie Mae
                 Notes(e,+), 4.75%, due 2/02/2034; market
                 value $4,080)                                                                         4,000
   11,500     Lehman Brothers, Inc., 1.87%, acquired on
                 10/29/2004 and due 11/01/2004 at $11,500
                 (collateralized by $24,415 of FICO STRIPS (e,+),
                 5.16%(p), due 12/27/2018; market value $11,731)                                      11,500

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                             MARKET
   AMOUNT                                                            COUPON                            VALUE
    (000)     SECURITY                                                 RATE         MATURITY           (000)
------------------------------------------------------------------------------------------------------------
  $ 5,000     Merrill Lynch Government Securities, Inc., 1.83%,
                 acquired on 10/29/2004 and due 11/01/2004 at
                 $5,000 (collateralized by $5,125 of Fannie Mae
                 Notes(e,+), 1.99%, due 1/12/2005; market
                 value $5,103)                                                                    $    5,000
    8,100     Morgan Stanley & Co., Inc., 1.83%, acquired on
                 10/29/2004 and due 11/01/2004 at $8,100
                 (collateralized by $6,965 of Tennessee Valley
                 Auth. Bonds(e,+), 6.79%, due 5/23/2012; market
                 value $8,265)                                                                         8,100
                                                                                                  ----------
                                                                                                      45,600
                                                                                                  ----------
              CORPORATE OBLIGATIONS (2.8%)
              ----------------------------
              LIFE & HEALTH INSURANCE (1.4%)
   15,000     John Hancock Global Funding II, MTN, Secured Notes       2.13%(c)    3/11/2005          15,016
   10,000     Monumental Global Funding II, Notes(a)                   2.11(c)     5/02/2005          10,012
                                                                                                  ----------
                                                                                                      25,028
                                                                                                  ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   10,000     CC USA Inc., MTN                                         1.99(c)    11/15/2004          10,000
                                                                                                  ----------
              REGIONAL BANKS (0.8%)
   15,000     Natexis Banque NY, Yankee CD                             1.94(c)    12/10/2004          15,000
                                                                                                  ----------
              Total corporate obligations (cost: $50,026)                                             50,028
                                                                                                  ----------
              ASSET-BACKED SECURITY (0.9%)
              ----------------------------
   15,000     Stanfield Victoria Funding LLC(a)                        1.96(c)     6/01/2005          15,001
                                                                                                  ----------
              COMMERCIAL PAPER (1.4%)
              -----------------------

              OTHER DIVERSIFIED FINANCIAL SERVICES
   25,000     Halogen Funding Co.                                      1.87       11/15/2004          25,000
                                                                                                  ----------
              Total short-term investments purchased with cash
                 collateral from securities loaned
                 (cost: $136,941)                                                                    136,946
                                                                                                  ----------

              TOTAL INVESTMENTS (COST: $1,793,834)                                                $1,884,237
                                                                                                  ==========

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund).

         A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service
               (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of October 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2004, were $93,332,000 and $2,929,000, respectively, resulting in net unrealized appreciation of $90,403,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,752,628,000 at October 31, 2004, and in, total, may not equal 100%.

12

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2004.

         (d) Security has a mandatory put, which shortens its effective maturity date.

         (e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issues by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (g) Variable-rate demand note (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (h) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (i) The security or a portion thereof was out on loan as of October
             31, 2004. The aggregate fair market value of these securities as of October 31, 2004, was approximately $131,003,000.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

         (j) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (k) Rate represents the money market fund annualized seven-day yield at October 31, 2004.

         (l) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayments penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (m) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, and valued using methods determined by a pricing service, under valuation procedures approved by the Company's Board of Directors. The aggregate market value of these securities at October 31, 2004, was $8,936,000, which represented 0.5% of the Fund's net assets.

         (n) At October 31, 2004, the cost of securities purchased on a when-issued basis was $9,984,000.

         (o) At October 31, 2004, portions of these securities were segregated to cover when-issued purchases.

         (p) Zero-coupon security. Rate represents the effective yield at date of purchase.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

           CD        Certificate of Deposit

           CPI       Consumer Price Index

           EETC      Enhanced Equipment Trust Certificate

           ESOP      Employee Stock Ownership Plan

           GO        General Obligation

           IDRB      Industrial Development Revenue Bond

           MTN       Medium-Term Note

           PCRB      Pollution Control Revenue Bond

           RB        Revenue Bond

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
OCTOBER 31, 2004 (UNAUDITED)

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

           (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

           (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from one of the following companies: General Instruments Corp. or Sempra Energy.

           (INS) Principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

            DIRECTORS    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800)531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
    USAA                ----------------------------------
                           INSURANCE o MEMBER SERVICES

48446-1204                                 (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-27-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-27-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    12-27-04
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.